UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 99.3%
Automobiles & Components - 1.6%
Ford Motor Co.	504,000	$6,259,680
Banks - 1.8%
Banco Santander SA - ADR	429,300	3,382,884
Mitsubishi UFJ Financial Group, Inc. - ADR	750,000	3,442,500
		6,825,384

Capital Goods - 7.8%
The Boeing Co.	75,000	5,563,500
General Electric Co.	750,000	14,032,500
Illinois Tool Works, Inc.	125,000	6,628,750
Xylem, Inc.	165,000	4,275,150
		30,499,900

Commercial & Professional Services - 1.7%
Steelcase, Inc.	750,500	6,536,855
Diversified Financials - 1.6%
The Bank of New York Mellon Corp.	300,000	6,039,000
Energy - 10.8%
Cameco Corp. (a)	171,400	3,988,478
CARBO Ceramics, Inc.	30,000	2,917,500
Chesapeake Energy Corp.	200,000	4,226,000
Exxon Mobil Corp.	150,000	12,561,000
Murphy Oil Corp.	150,000	8,940,000
Schlumberger Ltd. (a)	125,000	9,396,250
		42,029,228

Food & Staples Retailing - 1.6%
Wal-Mart Stores, Inc.	100,000	6,136,000
Food, Beverage & Tobacco - 4.5%
Campbell Soup Co.	200,000	6,340,000
The Coca-Cola Co.	125,000	8,441,250
Unilever NV - ADR	85,600	2,854,760
		17,636,010

Health Care Equipment & Services - 1.1%
St. Jude Medical, Inc.	100,000	4,171,000
Household & Personal Products - 4.1%
Colgate-Palmolive Co.	75,000	6,804,000
Kimberly-Clark Corp.	125,000	8,945,000
		15,749,000

Insurance - 3.1%
Aflac, Inc.	171,500	8,271,445
Fidelity National Financial, Inc.	216,000	3,929,040
		12,200,485

Materials - 13.3%
BHP Billiton Ltd. - ADR	63,900	5,076,216
Cliffs Natural Resources, Inc.	75,000	5,418,750
EI du Pont de Nemours & Co.	250,000	12,722,500

Newmont Mining Corp.	200,000	12,296,000
Owens-Illinois, Inc. (b)	300,000	7,215,000
Sonoco Products Co.	150,000	4,695,000
Vulcan Materials Co.	100,000	4,386,000
		51,809,466

Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
Alkermes PLC (a)(b)	250,000	4,702,500
Johnson & Johnson	150,000	9,886,500
Merck & Co., Inc.	150,000	5,739,000
Myriad Genetics, Inc. (b)	200,000	4,732,000
Pfizer, Inc.	700,000	14,980,000
		40,040,000

Real Estate - 2.7%
CBRE Group, Inc. (b)	215,000	4,149,500
Weyerhaeuser Co.	325,000	6,506,500
		10,656,000

Retailing - 2.2%
The Home Depot, Inc.	100,000	4,439,000
Lowe's Companies, Inc.	150,000	4,024,500
		8,463,500

Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	650,000	7,982,000
Intel Corp.	400,000	10,568,000
		18,550,000

Software & Services - 12.8%
Adobe Systems, Inc. (b)	150,000	4,642,500
Akamai Technologies, Inc. (b)	125,000	4,031,250
Automatic Data Processing, Inc.	125,000	6,847,500
Google, Inc. (b)	15,000	8,701,650
Mastercard, Inc.	30,000	10,667,100
Microsoft Corp.	500,000	14,765,000
		49,655,000

Technology Hardware & Equipment - 8.2%
Bio-key International, Inc. (b)(c)(d)(e)	47,090	-
Canon, Inc. - ADR	51,500	2,206,775
Cisco Systems, Inc.	500,000	9,815,000
Corning, Inc.	300,000	3,861,000
Hitachi Ltd. - ADR	150,000	8,314,500
Plexus Corp. (b)	125,000	4,531,250
Xerox Corp.	400,000	3,100,000
		31,828,525

Telecommunication Services - 2.4%
Verizon Communications, Inc.	125,000	4,707,500
Vodafone Group PLC - ADR	171,400	4,643,226
		9,350,726

Utilities - 2.9%
NextEra Energy, Inc.	190,000	11,371,500
Total Common Stocks (Cost $342,358,724)		385,807,259

Warrants - 0.0%
Technology Hardware & Equipment - 0.0%
EMCORE Corp.
Expiration: 02/19/13, Exercise Price: $15.06 (b)(c)(d)(e)	39,375	114
Total Warrants (Cost $0)		114

	Principal
	Amount
Short-Term Investments - 0.2%
Repurchase Agreement - 0.2%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 1/31/2012, due 2/01/2012, collateralized by:
Freddie Mac Giant Multilender 15 Year Fixed
(Pool #G11649) valued at $823,316.
Repurchase proceeds of $807,000.	$ 807,000	807,000
Total Short-Term Investments (Cost $807,000)		807,000

Total Investments (Cost $343,165,724) - 99.5%		386,614,373
Other Assets in Excess of Liabilities - 0.5%		1,895,892
Total Net Assets - 100.0%		$388,510,265

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Foreign issued security. Foreign concentration (including ADRs) was as follows: Australia 1.3%; Britian 1.2%;
Canada 1.0%; Curacao 2.4%; Ireland 1.2%; Japan 3.6%; Netherlands 0.7%; Spain 0.9%;
(b) Non-income producing security.
(c) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2012 was $114 which represented 0.0% of net assets.
(d) Fair valued security. The aggregate value of fair valued securities as of January 31, 2012 was $114 which represented 0.0% of net assets.
(e) Security is considered illiquid and may be difficult to sell.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

The accompanying footnotes are an integral part of these Financial Statements.

The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 100.0%
Automobiles & Components - 2.1%
BorgWarner, Inc. (a)	7,900	$589,577
Gentex Corp.	16,200	435,294
		1,024,871
Banks - 1.7%
BankUnited, Inc.	10,000	229,100
Pinnacle Financial Partners, Inc. (a)	11,100	186,924
Signature Bank (a)	7,600	441,940
		857,964
Capital Goods - 7.3%
AO Smith Corp.	7,900	335,592
AMETEK, Inc.	7,200	338,400
BE Aerospace, Inc. (a)	4,100	173,020
Dover Corp.	2,800	177,548
Esterline Technologies Corp. (a)	2,800	171,220
Gardner Denver, Inc.	2,900	216,340
Hexcel Corp. (a)	6,500	162,955
Joy Global, Inc.	2,800	253,932
Polypore International, Inc. (a)	6,000	228,480
RBC Bearings, Inc. (a)	4,800	217,344
Robbins & Myers, Inc.	2,000	97,120
Spirit AeroSystems Holdings, Inc. (a)	6,400	145,536
Timken Co.	4,300	209,969
TransDigm Group, Inc. (a)	3,100	324,043
Valmont Industries, Inc.	2,100	220,311
WABCO Holdings, Inc. (a)	6,200	321,470
		3,593,280
Commercial & Professional Services - 2.2%
Acacia Research - Acacia Technologies (a)	2,600	107,016
Clean Harbors, Inc. (a)	5,200	329,940
Mistras Group, Inc. (a)	9,100	204,932
Nielsen Holdings NV (a)(b)	3,200	92,736
Portfolio Recovery Associates, Inc. (a)	5,400	350,730
		1,085,354
Consumer Durables & Apparel - 7.1%
Deckers Outdoor Corp. (a)	4,900	396,165
Fossil, Inc. (a)	4,100	389,705
Hanesbrands, Inc. (a)	6,200	152,520
Harman International Industries, Inc.	1,500	63,300
Lululemon Athletica, Inc. (a)	13,400	845,942
Polaris Industries, Inc.	5,600	360,640
Ralph Lauren Corp.	2,700	410,400
Tempur-Pedic International, Inc. (a)	7,300	486,983
Tupperware Brands Corp.	6,800	427,312
		3,532,967
Consumer Services - 4.8%
BJ's Restaurants, Inc. (a)	5,100	255,153
Buffalo Wild Wings, Inc. (a)	1,600	106,496
Chipotle Mexican Grill, Inc. (a)	2,000	734,580
Dunkin' Brands Group, Inc. (a)	5,800	160,370
Hyatt Hotels Corp. (a)	5,500	234,410

Panera Bread Co. (a)	2,175	322,444
Sotheby's	8,100	271,593
Wyndham Worldwide Corp.	2,800	111,328
Wynn Resorts Ltd.	1,500	172,845
		2,369,219
Diversified Financials - 3.8%
Blackstone Group LP	22,200	350,982
The Charles Schwab Corp.	17,400	202,710
KKR & Co. LP	23,300	325,734
Lazard Ltd. (b)	5,000	143,600
MSCI, Inc. (a)	12,700	413,766
Och-Ziff Capital Management Group LLC	12,500	124,125
T. Rowe Price Group, Inc.	6,000	347,040
		1,907,957
Energy - 9.4%
Approach Resources, Inc. (a)	5,300	186,189
Basic Energy Services, Inc. (a)	8,100	145,881
BPZ Resources, Inc. (a)	51,500	167,890
Cabot Oil & Gas Corp.	8,090	258,071
Concho Resources, Inc. (a)	3,100	330,646
Continental Resources, Inc. (a)	1,600	129,088
Core Laboratories NV (b)	4,900	520,527
Dril-Quip, Inc. (a)	2,800	184,716
Energy XXI Bermuda Ltd. (a)(b)	9,300	305,319
GeoResources, Inc. (a)	8,700	266,307
Gulfport Energy Corp. (a)	4,400	144,628
Oasis Petroleum, Inc. (a)	6,400	215,936
Oceaneering International, Inc.	4,200	204,078
Pioneer Natural Resources Co.	4,200	417,060
Plains Exploration & Production Co. (a)	2,700	101,844
Rosetta Resources, Inc. (a)	4,500	215,955
Rowan Companies, Inc. (a)	5,100	173,451
SM Energy Co.	4,500	326,610
Superior Energy Services, Inc. (a)	6,000	171,060
Whiting Petroleum Corp. (a)	3,400	170,306
		4,635,562
Food & Staples Retailing - 1.1%
The Fresh Market, Inc. (a)	12,700	546,862
Food, Beverage & Tobacco - 3.5%
The Boston Beer Co., Inc. (a)	3,600	360,180
Green Mountains Coffee Roasters, Inc. (a)	7,000	373,380
The Hain Celestial Group, Inc. (a)	13,800	532,542
Monster Beverage Corp. (a)	4,500	470,295
		1,736,397
Health Care Equipment & Services - 7.6%
athenahealth, Inc. (a)	4,300	250,174
Bio-Reference Labs, Inc. (a)	7,800	150,930
Computer Programs & Systems, Inc.	1,600	91,600
DexCom, Inc. (a)	18,500	202,945
Gen-Probe, Inc. (a)	3,200	214,176
HeartWare International, Inc. (a)	3,900	269,997
HMS Holdings Corp. (a)	9,000	297,090
IDEXX Laboratories, Inc. (a)	4,100	346,819
Insulet Corp. (a)	6,300	122,661
Intuitive Surgical, Inc. (a)	525	241,453
Magellan Health Services, Inc. (a)	4,200	205,044
MAKO Surgical Corp. (a)	10,600	379,268
MWI Veterinary Supply, Inc. (a)	2,000	157,020

Sirona Dental Systems, Inc. (a)	10,400	502,840
St. Jude Medical, Inc.	2,500	104,275
Tornier NV (a)(b)	6,400	135,040
Varian Medical Systems, Inc. (a)	1,400	92,218
		3,763,550
Household & Personal Products - 1.7%
Church & Dwight Co., Inc.	3,100	140,647
Herbalife Ltd. (b)	12,000	694,560
		835,207
Materials - 5.9%
Airgas, Inc.	4,950	390,703
Albemarle Corp.	7,700	495,187
Allied Nevada Gold Corp. (a)	3,600	129,348
AptarGroup, Inc.	3,200	167,744
Celanese Corp.	1,900	92,549
Crown Holdings, Inc. (a)	8,500	306,595
Ecolab, Inc.	7,000	423,080
Materion Corp. (a)	3,600	105,876
Minerals Technologies, Inc. (c)	700	44,415
Owens-Illinois, Inc. (a)	7,900	189,995
Royal Gold, Inc.	2,600	197,964
Sealed Air Corp.	6,000	119,580
Silgan Holdings, Inc.	6,500	270,140
		2,933,176
Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
Aegerion Pharmaceuticals, Inc. (a)	13,200	226,908
Alexion Pharmaceuticals, Inc. (a)	10,700	821,332
Alkermes PLC (a)(b)	3,900	73,359
Alnylam Pharmaceuticals, Inc. (a)	11,800	136,408
Auxilium Pharmaceuticals, Inc. (a)	8,300	164,921
BioMarin Pharmaceutical, Inc. (a)	8,700	310,329
Cepheid, Inc. (a)	8,500	374,510
Covance, Inc. (a)	3,400	148,954
Dendreon Corp. (a)	5,600	76,048
Endo Pharmaceuticals Holdings, Inc. (a)	6,000	223,020
Exact Sciences Corp. (a)	12,800	119,552
Forest Laboratories, Inc. (a)	4,700	149,366
Genomic Health, Inc. (a)	4,600	127,650
Idenix Pharmaceuticals, Inc. (a)	6,800	91,052
Incyte Corp., Ltd. (a)	22,100	391,170
Isis Pharmaceuticals, Inc. (a)	13,200	107,712
Life Technologies Corp. (a)	1,500	72,645
Salix Pharmaceuticals, Inc. (a)	3,600	173,520
Seattle Genetics, Inc. (a)	10,100	191,193
United Therapeutics Corp. (a)	4,700	231,146
Valeant Pharmaceuticals International, Inc. (a)(b)	2,300	111,527
		4,322,322
Retailing - 6.9%
GNC Holdings, Inc. (a)	8,500	233,835
LKQ Corp. (a)	7,300	237,980
PetSmart, Inc.	8,400	447,048
priceline.com, Inc. (a)	1,400	741,272
Tiffany & Co.	3,700	236,060
Tractor Supply Co.	10,600	856,162
TripAdvisor, Inc. (a)	4,500	148,095
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,500	495,430
		3,395,882

Semiconductors & Semiconductor Equipment - 2.1%
Atmel Corp. (a)	14,400	139,824
Broadcom Corp.	2,700	92,718
Cavium, Inc. (a)	7,500	241,050
Cirrus Logic, Inc. (a)	8,400	171,612
Cypress Semiconductor Corp. (a)	10,900	187,426
Skyworks Solutions, Inc. (a)	9,500	205,010
		1,037,640
Software & Services - 16.7%
ANSYS, Inc. (a)	4,200	254,058
Ariba, Inc. (a)	7,400	202,020
Check Point Software Technologies Ltd. (a)(b)	2,700	151,983
Citrix Systems, Inc. (a)	3,000	195,630
CommVault Systems, Inc. (a)	4,700	220,900
comScore, Inc. (a)	9,200	203,780
Concur Technologies, Inc. (a)	5,900	308,865
Equinix, Inc. (a)	2,900	347,884
Facebook, Inc. (a)(d)(e)(f)	30,000	857,250
FactSet Research Systems, Inc.	2,300	203,136
Informatica Corp. (a)	8,500	359,550
LinkedIn Corp. (a)	4,400	317,460
LogMein, Inc. (a)	2,500	99,575
Manhattan Associates, Inc. (a)	2,300	100,878
MICROS Systems, Inc. (a)	5,600	278,376
NetSuite, Inc. (a)	8,700	364,356
Nuance Communications, Inc. (a)	11,800	336,536
Parametric Technology Corp. (a)	10,900	274,353
Red Hat, Inc. (a)	6,400	296,768
Salesforce.com, Inc. (a)	2,600	303,680
Sapient Corp.	16,500	212,850
SolarWinds, Inc. (a)	3,900	123,279
Solera Holdings, Inc.	4,900	234,073
Taleo Corp. (a)	6,400	230,464
TIBCO Software, Inc. (a)	31,500	821,205
Ultimate Software Group, Inc. (a)	5,600	373,464
VeriFone Systems, Inc. (a)	4,500	192,150
VirnetX Holding Corp. (a)	3,000	69,660
VMware, Inc. (a)	3,500	319,445
		8,253,628
Technology Hardware & Equipment - 5.4%
Acme Packet, Inc. (a)	7,000	204,610
Apple, Inc. (a)	2,600	1,186,848
Aruba Networks, Inc. (a)	14,000	310,520
F5 Networks, Inc. (a)	1,000	119,740
Finisar Corp. (a)	4,900	99,274
Fusion-io, Inc. (a)	12,100	279,631
Measurement Specialties, Inc. (a)	4,500	146,250
Riverbed Technology, Inc. (a)	13,700	327,978
		2,674,851
Telecommunication Services - 0.2%
Cogent Communications Group, Inc. (a)	6,000	91,440
Transportation - 1.8%
Hertz Global Holdings, Inc. (a)	21,500	292,400
Kansas City Southern (a)	8,600	590,304
		882,704
Total Common Stocks (Cost $42,328,151)		49,480,833

	Principal
	Amount
Short-Term Investments - 0.1%
Repurchase Agreement - 0.1%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 1/31/2012, due 2/01/2012, collateralized by:
Ginnie Mae Level Pay 15 Year Fixed
(Pool #4598) valued at $63,819.
Repurchase proceeds of $62,000.	$62,000	62,000
Total Short-Term Investments (Cost $62,000)		62,000

Total Investments (Cost $42,390,151) - 100.1%		49,542,833
Other Assets in Excess of Liabilities - (0.1)%		(46,993)
Total Net Assets - 100.0%		$49,495,840

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration (including ADRs) was as follows: Bermuda 0.9%;
Canada 0.2%; Cayman Islands 1.4%; Ireland 0.1%; Israel 0.3%; Netherlands 1.5%
(c) Affiliated company. See Footnote 3.
(d) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2012 was $857,250 which represented 1.7% of net assets.
(e) Fair valued security. The aggregate value of fair valued securities as of January 31, 2012 was $857,250 which represented 1.7% of net assets.
(f) Security is considered illiquid and may be difficult to sell.

The accompanying footnotes are an integral part of these Financial Statements.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 95.1%
Australia - 2.7%
BHP Billiton Ltd. - ADR	20,000	$1,588,800
Spotless Group Ltd.	1,500,000	3,821,940
		5,410,740
Belgium - 4.3%
Groupe Bruxelles Lambert SA	40,000	2,898,627
Mobistar SA	55,000	2,750,719
NV Bekaert SA	24,600	1,000,411
Umicore SA	45,000	2,092,250
		8,742,007
Canada - 2.0%
Barrick Gold Corp.	80,000	3,940,800
France - 17.7%
Bollore	17,000	3,453,368
Carrefour SA	88,000	2,008,633
Cie de St-Gobain	85,000	3,782,472
Haulotte Group SA (a)	182,500	1,668,640
Ipsen SA	120,000	3,524,657
Metropole Television SA	130,000	2,172,335
Nexans SA	48,000	2,980,144
Sanofi	75,000	5,539,895
Total SA - ADR	110,000	5,826,700
Vivendi SA	225,000	4,708,960
		35,665,804
Germany - 5.1%
Kloeckner & Co. SE	260,000	3,611,772
Siemens AG - ADR	36,000	3,394,440
Wacker Neuson SE	220,000	3,237,410
		10,243,622
Hong Kong - 3.1%
Clear Media Ltd. (a)	3,800,000	1,607,159
PYI Corp. Ltd.	39,598,000	1,082,457
Television Broadcasts Ltd.	600,000	3,493,095
		6,182,711
Ireland - 2.6%
DCC PLC	215,000	5,202,747
Italy - 3.1%
Interpump Group SpA	408,537	3,029,960
Sogefi SpA	1,155,400	3,237,236
		6,267,196
Japan - 22.6%
Asahi Kasei Corp.	340,000	2,150,092
Bridgestone Corp.	165,000	3,762,398
Canon, Inc. - ADR	66,000	2,828,100
Hitachi Ltd.	850,000	4,750,722
Horiba Ltd.	100,000	3,192,075
Hoya Corp.	200,000	4,240,357
Kyoto Kimono Yuzen Co., Ltd.	299,500	3,736,873
Makita Corp.	120,000	4,529,520
MISUMI Group, Inc.	140,000	3,263,973
Omron Corp.	210,000	4,234,715

SMC Corp.	28,000	4,860,142
Takata Corp.	180,000	4,097,350
		45,646,317
Luxembourg - 1.2%
SAF-Holland SA (a)	388,500	2,342,688
Mexico - 1.0%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	29,900	2,108,548
Netherlands - 6.7%
Akzo Nobel N.V.	77,000	4,005,611
Koninklijke Philips Electronics NV - ADR	200,000	4,052,000
Unilever NV - ADR	165,000	5,502,750
		13,560,361
Norway - 5.3%
Orkla ASA	670,000	5,430,118
Statoil ASA - ADR	210,000	5,304,600
		10,734,718
Spain - 4.0%
Banco Santander SA - ADR	310,000	2,442,800
Indra Sistemas SA	250,000	3,291,367
Melia Hotels International SA	400,000	2,364,944
		8,099,111
Switzerland - 2.1%
Nestle SA	75,000	4,297,936
United Kingdom - 6.6%
Experian PLC	150,000	2,031,595
Halfords Group PLC	665,000	3,342,814
Interserve PLC	544,000	2,490,262
Vodafone Group PLC - ADR	200,000	5,418,000
		13,282,671
United States - 5.0%
Aflac, Inc.	95,000	4,581,850
Newmont Mining Corp.	90,000	5,533,200
		10,115,050
Total Common Stocks (Cost $190,115,649)		191,843,027

Short-Term Investments - 5.2%
Money Market Fund - 0.2%
AIM STIT-Treasury Portfolio, 0.02% (b)	415,314	415,314

	Principal
	Amount
Repurchase Agreement - 5.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 1/31/2012, due 2/01/2012, collateralized by:
Freddie Mac Giant Multilender 15 Year Fixed
(Pool #G11649) valued at $10,225,507.
Repurchase proceeds of $10,025,003.	$10,025,000	10,025,000
Total Short-Term Investments (Cost $10,440,314)		10,440,314

Total Investments (Cost $200,555,963) - 100.3%		202,283,341
Other Assets in Excess of Liabilities - (0.3)%		(583,695)
Total Net Assets - 100.0%		$201,699,646

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of January 31, 2012.

The accompanying footnotes are an integral part of these Financial Statements.

The Tocqueville International Value Fund
Schedule of Open Forward Currency Contracts
January 31, 2012
(Unaudited)

Forward Expiration Date	Currency to be Received	Currency to be delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Appreciation (Depreciation)
2/27/2012	U.S. Dollars	Euro	3,000,000	3,915,150	$(9,169)
2/27/2012	U.S. Dollars	Yen	100,000,000	1,284,522	(27,829)
2/29/2012	U.S. Dollars	Euro	7,500,000	9,847,500	36,670
					$(328)

The accompanying footnotes are an integral part of these Financial Statements.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks - 89.1%
Gold Related Securities - 80.8%
Australia - 0.9%
Eldorado Gold Corp. (a)	1,544,785	$22,665,090
Canada - 56.7%
Agnico Eagle Mines Ltd.	877,000	32,799,800
Agnico Eagle Mines Ltd. (a)	210,837	7,904,022
Alacer Gold Corp. (b)	4,626,800	43,790,099
Alamos Gold, Inc.	3,395,200	69,549,624
Allied Gold Ltd. (b)	3,976,667	8,427,662
Atac Resources Ltd. (b)(c)	10,261,700	28,143,687
Banro Corp. (b)	7,519,500	36,596,350
Barisan Gold Corp. (b)	877,100	393,632
Barrick Gold Corp.	1,207,300	59,471,598
Blue Gold Mining, Inc. (b)(c)(d)(e)(f)	4,000,000	3,479,406
Brazilian Gold Corp. (b)	4,285,800	1,966,159
Corvus Gold, Inc. (b)(c)	2,079,901	1,493,496
Detour Gold Corp. (b)	2,069,900	57,842,423
East Asia Minerals Corp. (b)(c)(d)(e)(f)	6,500,000	3,684,651
East Asia Minerals Corp. (b)(c)	4,044,400	2,339,436
Eldorado Gold Corp.	250,000	3,777,500
Eldorado Gold Corp. (a)	2,026,800	30,704,191
European Goldfields Ltd. (b)	5,282,000	67,532,901
Franco-Nevada Corp.	1,635,900	73,906,722
Goldcorp, Inc.	718,050	34,746,439
Goldcorp, Inc. (a)	2,138,010	103,414,266
HudBay Minerals, Inc.	378,700	4,419,429
IAMGOLD Corp.	300,000	5,022,000
IAMGOLD Corp. (a)	3,416,796	57,009,073
International Tower Hill Mines Ltd. (a)(b)(c)	5,666,667	30,630,633
International Tower Hill Mines Ltd. (b)(c)	5,238,836	28,027,773
Ivanhoe Mines Ltd. (b)	5,137,050	82,842,424
Kinross Gold Corp.	2,509,600	28,333,384
Minefinders Corp. (b)	1,166,000	16,500,987
Nevsun Resources Ltd.	1,441,400	9,473,248
New Gold, Inc. (b)	1,589,100	18,608,361
New Gold, Inc. (a)(b)	3,871,140	45,324,807
Novagold Resources, Inc. (b)	550,000	5,693,627
Orezone Gold Corp. (b)	2,145,462	5,755,752
Osisko Mining Corp. (b)	8,934,500	106,568,884
Pan American Silver Corp.	1,499,466	34,307,782
Pan American Silver Corp. (a)	61,536	1,412,131
Premier Gold Mines Ltd. (b)	986,000	5,703,401
Primero Mining Corp. (b)	4,264,800	13,610,611
Rockhaven Resources Ltd. (b)(c)	5,000,000	1,944,749
Romarco Minerals, Inc. (b)	16,887,800	20,884,484
SEMAFO, Inc.	5,200,000	34,746,185
Silver Wheaton Corp.	2,714,875	96,849,585
Strategic Metals Ltd. (b)(c)	10,350,000	17,341,179
Torex Gold Resources, Inc. (b)	12,517,400	29,336,681
Wesdome Gold Mines Ltd.	1,469,700	2,814,226

Yamana Gold, Inc.	4,317,500	74,563,225
		1,449,688,685
Peru - 1.6%
Cia de Minas Buenaventura SA - ADR	978,600	41,981,940
South Africa - 3.8%
AngloGold Ashanti Ltd. - ADR	824,300	37,752,940
Gold Fields Ltd. (a)	166,249	2,742,085
Gold Fields Ltd. - ADR	1,811,500	29,762,945
Harmony Gold Mining Co. Ltd. (a)	1	12
Harmony Gold Mining Co. Ltd. - ADR	2,027,900	24,456,474
Witwatersrand Consolidated Gold Resources Ltd. (b)	335,000	1,713,314
		96,427,770
United Kingdom - 4.0%
Randgold Resources Ltd. - ADR	893,200	102,191,012
United States - 13.8%
Allied Nevada Gold Corp. (b)	1,229,848	44,188,439
Electrum Ltd. (b)(d)(e)(f)	2,127,287	11,912,807
Gold Resource Corp. (c)	3,671,997	96,683,681
Newmont Mining Corp.	1,814,800	111,573,904
Royal Gold, Inc.	1,152,165	87,725,843
		352,084,674
Total Gold Related		2,065,039,171
Other Precious Metals Related Securities - 6.3%
Canada - 4.8%
Bear Creek Mining Corp. (b)	3,033,100	11,162,002
Scorpio Mining Corp. (b)(c)	26,190,819	56,681,019
Silver Range Resources Ltd. (b)(c)	3,450,000	4,576,144
Tahoe Resources, Inc. (b)	2,406,600	49,826,484
		122,245,649
South Africa - 0.6%
Ivanplats (b)(d)(e)(f)	4,989,165	14,967,495
United States - 0.9%
Sunshine Silver Mines (b)(d)(e)(f)	1,633,545	22,583,760
Total Other Precious Metals Related		159,796,904
Other - 2.0%
Australia - 0.5%
Ivanhoe Australia Ltd. (b)	6,464,000	12,935,823
Canada - 0.8%
Cameco Corp.	480,300	11,176,581
Trevali Mining Corp. (b)(c)	8,000,000	9,494,365
		20,670,946
United Kingdom - 0.3%
Copper Development Corp. (b)	12,512,000	4,485,471
West African Minerals Corp. (b)	10,000,000	2,611,882
		7,097,353
United States - 0.4%
Gold Bullion International LLC (b)(d)(e)(f)	5,000,000	5,836,800
GoviEx Uranium, Inc. (b)(d)(e)(f)	1,750,000	5,250,000
I-Pulse, Inc. (b)(d)(e)(f)	74,532	156,517
		11,243,317
Total Other		51,947,439
Total Common Stocks (Cost $1,438,563,813)		2,276,783,514

Closed-End Mutual Fund - 0.8%
Gold Related Securities - 0.8%
Canada - 0.8%
Sprott Physical Gold Trust Unit (b)	1,400,000	21,140,000
Total Closed-End Mutual Fund (Cost $14,500,000)		21,140,000

Private Fund - 1.0%
Gold Related Securities - 1.0%
United States - 1.0%
Eidesis Special Opportunities II LP (b)(d)(e)(f)	25,000	24,352,510
Total Private Fund (Cost $25,000,000)		24,352,510
	Ounces
Gold Bullion - 6.7%
Gold Bullion (b)	98,032	170,339,892
Total Gold Bullion(Cost $44,609,241)		170,339,892
	Shares
Warrants - 0.2%
Gold Related - 0.2%
Canada - 0.1%
Blue Gold Mining, Inc.
Expiration: 9/20/2013, Exercise Price: CAD $1.50 (b)(c)(d)(e)(f)	2,000,000	277,989
East Asia Minerals Corp.
Expiration: 12/15/2013, Exercise Price: CAD $0.78 (b)(c)(d)(e)(f)	6,500,000	1,488,511
Kinross Gold Corp.
Expiration: 9/3/2013, Exercise Price: CAD $32.00 (b)	108,032	85,115
Pan American Silver Corp.
Expiration: 1/4/2015, Exercise Price: CAD $35.00 (b)(d)(e)(f)	133,333	503,238
Primero Mining Corp.
Expiration: 7/20/2015, Exercise Price: CAD $8.00 (b)	1,848,400	774,238
		3,129,091
Cayman Islands - 0.1%
Endeavour Mining Corp.
Expiration: 1/30/2014, Exercise Price: CAD $2.50 (b)	1,000,000	718,062
Total Gold Related		3,847,153
Other Precious Metals Related - 0.0%
Canada - 0.0%
Silver Range Resources Ltd.
Expiration: 2/10/2013, Exercise Price: $0.85 (b)(c)	1,725,000	825,770
United States - 0.0%
Ivanplats IPO Warrants
Expiration: 12/31/2012 (b)(d)(e)(f)	487,500	-
Total Other Precious Metals Related		825,770
Total Warrants (Cost $1,314,862)		4,672,923

	Principal
	Amount
Short-Term Investments - 2.1%
U.S. Treasury Bills- 1.5%
0.018%, 03/08/2012 (g)	$40,000,000	39,999,813
Repurchase Agreement - 0.6%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 1/31/2012, due 2/01/2012, collateralized by:
Ginnie Mae Level Pay 30 Year Fixed
(Pool #4598) valued at $15,452,590.
Repurchase proceeds of $15,149,004.	15,149,000	15,149,000
Total Short-Term Investments (Cost $55,148,813)		55,148,813

Total Investments(Cost $1,579,136,729) - 99.9%		2,552,437,652
Other Assets in Excess of Liabilities - 0.1%		3,960,521
Total Net Assets - 100.0%		$2,556,398,173

Percentages are stated as a percent of net assets.
ADR - American Depository Reciept
(a) Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(b) Non-income producing security.
(c) Affiliated company. See Footnote 3.
(d) Denotes a security is either fully or partially restricted to resale.
The aggregate value of restricted securites at January 31, 2012 was
$94,493,684, which represented 3.7% of net assets.
(e) Fair valued security.The aggregate value of fair valued securities as of
January 31, 2012 was $94,493,684, which represented 3.7% of net assets.
(f) Security is considered illiquid and may be difficult to sell.
(g) Rate shown is the effective yield based on purchase price.The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Financial Statements.

The Delafield Fund
Schedule of Investments as of January 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 79.0%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	540,000	$31,341,600
Building Products - 2.0%
Griffon Corp.	1,550,000	15,453,500
Trex Co., Inc. (a)	450,000	11,169,000
		26,622,500
Capital Markets - 0.8%
The Bank of New York Mellon Corp.	550,000	11,071,500
Chemicals - 18.1%
Ashland, Inc.	490,000	30,899,400
Celanese Corp.	575,000	28,008,250
Chemtura Corp. (a)	1,050,000	14,752,500
Cytec Industries, Inc.	340,000	16,952,400
Eastman Chemical Co.	750,000	37,740,000
Ferro Corp. (a)(b)	2,500,000	16,900,000
FMC Corp.	225,000	20,853,000
HB Fuller Co.	525,000	15,025,500
Minerals Technologies, Inc. (b)	375,000	23,793,750
OM Group, Inc. (a)	200,000	5,426,000
PolyOne Corp.	1,400,000	20,188,000
Tronox, Inc. (a)	100,000	14,425,000
		244,963,800
Commercial Banks - 0.8%
Hancock Holding Co.	325,000	10,790,000
Commercial Services & Supplies - 1.9%
ACCO Brands Corp. (a)	593,900	6,307,218
Avery Dennison Corp.	500,000	13,575,000
RR Donnelley & Sons Co.	475,000	5,396,000
		25,278,218
Communications Equipment - 1.6%
Harris Corp.	525,000	21,525,000
Computers & Peripherals - 0.7%
Diebold, Inc.	300,000	9,507,000
Construction & Engineering - 1.0%
Aegion Corp. (a)	800,000	13,656,000
Containers & Packaging - 3.6%
Owens-Illinois, Inc. (a)	925,000	22,246,250
Sealed Air Corp.	600,000	11,958,000
Sonoco Products Co.	450,000	14,085,000
		48,289,250
Electrical Equipment - 4.5%
Acuity Brands, Inc.	350,000	20,380,500
Belden, Inc.	150,000	5,881,500
Brady Corp.	400,000	12,948,000
Hubbell, Inc.	300,000	21,588,000
		60,798,000
Electronic Equipment, Instruments &Components- 6.6%
Checkpoint Systems, Inc. (a)(b)	2,250,000	23,670,000
Corning, Inc.	400,000	5,148,000
Flextronics International Ltd. (a)(c)	3,750,000	25,762,500
Ingram Micro, Inc. (a)	850,000	16,133,000

Plexus Corp. (a)	500,000	18,125,000
		88,838,500
Health Care Equipment & Supplies - 1.0%
Teleflex, Inc.	225,000	13,767,750
Industrial Conglomerates - 4.7%
Carlisle Companies, Inc.	650,000	31,024,500
Tyco International Ltd. (c)	640,000	32,608,000
		63,632,500
Insurance - 1.1%
Alleghany Corp. (a)	50,000	14,467,500
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc. (a)	325,000	17,192,500
Machinery - 14.3%
Albany International Corp.	700,000	16,814,000
Crane Co.	300,000	14,400,000
Dover Corp.	565,000	35,826,650
Federal Signal Corp. (a)(b)	2,450,000	10,363,500
IDEX Corp.	325,000	13,169,000
Ingersoll-Rand PLC (c)	650,000	22,711,000
Kennametal, Inc.	825,000	35,565,750
Stanley Black & Decker, Inc.	415,000	29,124,700
Timken Co.	325,000	15,869,750
		193,844,350
Metals & Mining - 0.9%
Universal Stainless & Alloy (a)	292,500	11,621,025
Professional Services - 1.8%
TrueBlue, Inc. (a)(b)	1,500,000	24,765,000
Semiconductors & SemiconductorEquipment- 5.1%
Brooks Automation, Inc.	1,150,000	12,328,000
Diodes, Inc. (a)	250,000	6,445,000
Fairchild Semiconductor International, Inc. (a)	1,000,000	13,980,000
Formfactor, Inc. (a)	1,200,000	6,180,000
Infineon Technologies AG (c)	390,000	3,558,718
LTX-Credence Corp. (a)(b)	2,000,000	13,340,000
Teradyne, Inc. (a)	850,000	13,897,500
		69,729,218
Specialty Retail - 1.6%
Collective Brands, Inc. (a)	1,300,000	21,658,000
Textiles, Apparel & Luxury Goods - 1.1%
Maidenform Brands, Inc. (a)(b)	775,000	15,500,000
Trading Companies & Distributors - 2.2%
Rush Enterprises, Inc. (a)	300,000	6,903,000
WESCO International, Inc. (a)	375,000	23,580,000
		30,483,000
Total Common Stocks (Cost $885,662,954)		1,069,342,211

Real Estate Investment Trust (REITs) - 0.5%
Real Estate - 0.5%
Kimco Realty Corp.	400,000	7,300,000
Total Real Estate Investment Trust (Cost $3,170,157)		7,300,000

Short-Term Investments - 18.6%
Money Market Fund - 6.2%
AIM STIT-Treasury Portfolio, 0.02% (d)	84,221,793	84,221,793

	Principal
	Amount
U.S. Treasury Bills- 7.4%
0.009%, 03/29/2012 (e)	$50,000,000	49,999,263
0.023%, 04/26/2012 (e)	50,000,000	49,994,400
		99,993,663

Repurchase Agreement - 5.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 1/31/2012, due 2/01/2012, collateralized by:
Freddie Mac Giant Multilender 15 Year Fixed
(Pool #G11440) valued at $14,157,959.
Repurchase proceeds of $13,880,317.
Freddie Mac Giant Multilender 15 Year Fixed
(Pool #G11649) valued at $25,587,671.
Repurchase proceeds of $25,087,710.
Freddie Mac Conventional 15 Year Fixed
(Pool #E99430) valued at $29,234,204.
Repurchase proceeds of $28,662,992.	67,631,000	67,631,000
Total Short-Term Investments (Cost $251,849,400)		251,846,456

Total Investments (Cost $1,140,682,511) - 98.1%		1,328,488,667
Other Assets in Excess of Liabilities - 1.9%		25,200,136
Total Net Assets - 100.0%		$1,353,688,803

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Affiliated company. See Footnote 3.
(c) Foreign issued security. Foreign concentration (including ADRs) was as follows: Germany 0.3%; Ireland 1.7%; Singapore 1.9%;
Switzerland 2.4%
(d) Variable rate security. The rate listed is as of January 31, 2012.
(e) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Financial Statements.

The Tocqueville Select Fund
Schedule of Investments as of January 31, 2012
(Unaudited)

	Shares	Value
Common Stocks - 82.0%
Chemicals - 16.0%
Ashland, Inc.	42,200	$2,661,132
Celanese Corp.	56,000	2,727,760
Cytec Industries, Inc.	19,700	982,242
Ferro Corp. (a)(b)	270,000	1,825,200
Minerals Technologies, Inc. (b)	40,000	2,538,000
Solutia, Inc.	105,000	2,887,500
		13,621,834
Communications Equipment - 2.9%
Harris Corp.	59,500	2,439,500
Containers & Packaging - 5.5%
Owens-Illinois, Inc. (a)	95,000	2,284,750
Sonoco Products Co.	77,400	2,422,620
		4,707,370
Electrical Equipment - 2.5%
Acuity Brands, Inc.	36,500	2,125,395
Electronic Equipment, Instruments & Components - 5.9%
Checkpoint Systems, Inc. (a)(b)	227,000	2,388,040
Flextronics International Ltd. (a)(c)	382,200	2,625,714
		5,013,754
Household Durables - 3.5%
Universal Electronics, Inc. (a)	158,900	2,939,650
Industrial Conglomerates - 3.3%
Carlisle Companies, Inc.	59,000	2,816,070
Internet Software & Services - 3.1%
j2 Global, Inc.	98,300	2,650,168
Leisure Equipment & Products - 2.7%
Summer Infant, Inc. (a)	434,933	2,331,241
Machinery - 16.9%
Albany International Corp.	119,500	2,870,390
Ingersoll-Rand PLC (c)	76,000	2,655,440
Kennametal, Inc.	89,000	3,836,790
Stanley Black & Decker, Inc.	28,200	1,979,076
Trimas Corp. (a)	140,400	3,042,468
		14,384,164
Professional Services - 4.0%
Stantec, Inc. (a)(c)	121,100	3,378,690
Semiconductors & Semiconductor Equipment - 2.3%
Diodes, Inc. (a)	74,000	1,907,720
Software - 3.9%
Monotype Imaging Holdings, Inc. (a)	210,000	3,278,100
Specialty Retail - 5.7%
Collective Brands, Inc. (a)	200,900	3,346,994
Foot Locker, Inc.	56,000	1,469,440
		4,816,434
Textiles, Apparel & Luxury Goods - 3.8%
Maidenform Brands, Inc. (a)(b)	160,400	3,208,000
Total Common Stocks (Cost $60,817,909)		69,618,090

Short-Term Investments - 16.3%
Money Market Funds - 5.4%
AIM STIT-Treasury Portfolio, 0.02% (d)	4,589,641	4,589,641

	Principal
	Amount
U.S. Treasury Bills - 5.9%
0.015%, 03/29/2012 (e)	$5,000,000	4,999,877

Repurchase Agreement - 5.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 1/31/2012, due 2/01/2012, collateralized by:
Ginnie Mae Level Pay 30 Year Fixed
(Pool #4598) valued at $4,312,889.
Repurchase proceeds of $4,228,001.	4,228,000	4,228,000
Total Short-Term Investments (Cost $13,817,518)		13,817,518

Total Investments (Cost $74,635,427) - 98.3%		83,435,608
Other Assets in Excess of Liabilities - 1.7%		1,461,056
Total Net Assets - 100.0%		$84,896,664

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Affiliated company. See Footnote 3.
(c) Foreign issued security. Foreign concentration was as follows: Canada 4.0%; Ireland 3.1%; Singapore 3.1%.
(d) Variable rate security. The rate shown is as of January 31, 2012.
(e) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Financial Statements.

1) Fair Valuation Pricing Inputs (Unaudited)

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by and independent pricing service.  These securities will generally be classified as Level 2 securities.  Purchased options are valued at the composite last price of all markets on which the option trades.  In the absence of a last price, options are valued at the mean between bid and ask prices.  These are also classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in generals (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value servcie provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occuring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used, as of January 31, 2012, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Common Stocks*	$385,807,259	$-	$-	$385,807,259

Warrants*	-	114	-	114

Repurchase Agreement	-	807,000	-	807,000

Total Fund	$385,807,259	$807,114	$-	$386,614,373

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,322,939	$-	$-	$10,322,939
Consumer Staples	3,118,466	-	-	3,118,466

Energy	4,635,562	-	-	4,635,562
Financials	2,765,921	-	-	2,765,921
Health Care	8,085,872	-	-	8,085,872
Industrials	5,756,968	-	-	5,756,968
Information Technology	10,913,238	-	857,250	11,770,488
Materials	2,933,177	-	-	2,933,177
Telecommunication Services	91,440	-	-	91,440
Total Common Stocks	48,623,583	-	857,250	49,480,833

Repurchase Agreement	-	62,000	-	62,000

Total Fund	$48,623,583	$62,000	$857,250	$49,542,833

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$191,843,027	$-	$-	$191,843,027

Money Market Fund	415,314	-	-	415,314

Repurchase Agreement	-	10,025,000	-	10,025,000

Total Fund	$192,258,341	$10,025,000	$-	$202,283,341

Other Financial Instruments**
Total Forward Currency Contracts	-	(328)	-	(328)

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Gold Related	$2,045,962,307	$7,164,057	$11,912,807	$2,065,039,171
Other Precious Metals Related	122,245,649	-	37,551,255	159,796,904
Other	40,704,122	-	11,243,317	51,947,439
Total Common Stocks	2,208,912,078	7,164,057	60,707,379	2,276,783,514

Closed End Mutual Fund*	21,140,000	-	-	21,140,000

Private Fund*	-	-	24,352,510	24,352,510

Warrants*	-	4,672,923	-	4,672,923

Gold Bullion	-	170,339,892	-	170,339,892

U.S. Treasury Bills	-	39,999,813	-	39,999,813

Repurchase Agreement	-	15,149,000	-	15,149,000

Total Fund	$2,230,052,078	$237,325,685	$85,059,889	$2,552,437,652

The Delafield Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,069,342,211	$-	$-	$1,069,342,211

Real Estate Investment Trust (REIT)	7,300,000	-	-	7,300,000

Money Market Fund	84,221,793	-	-	84,221,793

U.S. Treasury Bills	-	99,993,663	-	99,993,663

Repurchase Agreement	-	67,631,000	-	67,631,000

Total Fund	$1,160,864,004	$167,624,663	$-	$1,328,488,667

The Select Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$69,618,090	$-	$-	$69,618,090

Money Market Fund	4,589,641	-	-	4,589,641

U.S. Treasury Bills	-	4,999,877	-	4,999,877

Repurchase Agreement	-	4,228,000	-	4,228,000

Total Fund	$74,207,731	$9,227,877	$-	$83,435,608

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
** Other financial instruments are derivative instruments not reflected on the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Transfers Into Level 1	$-	$-	$127,930,603	$9,494,365	$-	$-
Transfers Out of Level 1	-	-	-	-	-	-
Net Transfers Into/(Out of ) Level 1	-	-	127,930,603	9,494,365	-	-
Transfers Into Level 2	-	-	-	-	-	-
Transfers Out of Level 2	-	-	(127,930,603)	(9,494,365)	-	-
Net Transfers Into/(Out of ) Level 2	-	-	(127,930,603)	(9,494,365)	-	-

The movement from Level 2 to Level 1 in the International Value Fund was due to non-North American traded securities being fair valued on October 31, 2011 and not on January 31, 2012.  The movement from Level 2 to Level 1 in the Gold Fund was due to the release of restrictions on the securities.

Transfers between levels are recognized at the end of the reporting period.
Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Beginning Balance - November 1, 2011	$-	$810,000	$-	$59,870,579	$-	$-
Purchases	-	-	-	25,000,000	-	-
Sales	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	-	47,250	-	189,310	-	-
Transfers in/(out) of level 3	-	-	-	-	-	-
Ending Balance - January 31, 2012	$-	$857,250	$-	$85,059,889	$-	$-

Derivative Instruments and Hedging Activities
       The Funds' advisor may use derivative instruments, such as purchased options, written options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk.  The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the International Value Fund, the Advisor used forward currency contracts to adjust exposure to foreign exchange rate risk.

The Tocqueville International Value Fund

Balance Sheet - Values of Derivative Instruments as of January 31, 2012.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Forward Currency Contracts			Depreciation of forward currency contracts	$328
Total		$-		$328

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.  The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered.

The average monthly notional amount of forward currency contracts during the period ended January 31, 2012 was as follows:

International Value Fund
Long Positions Forward Currency Contracts	$ 3,674,400
Short Positions Forward Currency Contracts	$ 12,006,912

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at January 31, 2012 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Tocqueville Select Fund (collectively the "Funds"), were as follows*:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Cost of Investments	$343,165,724	$42,390,151	$200,555,963	$1,579,136,729	$1,140,682,511	$74,635,427
Gross unrealized appreciation	$68,165,419	$8,847,900	$23,164,432	$1,112,542,664	$233,867,890	$13,274,940
Gross unrealized depreciation	(24,716,770)	(1,695,218)	(21,437,054)	(139,241,741)	(46,061,734)	(4,474,759)
Net unrealized appreciation	$43,448,649	$7,152,682	$1,727,378	$973,300,923	$187,806,156	$8,800,181

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from  November 1, 2011 through January 31, 2012.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Issuer Name	Share Balance at Nov. 1, 2011	Additions	Reductions	Share Balance at January 31, 2012	Dividend Income	Realized Gain/(Loss)	Value at January 31, 2012	Cost at January 31, 2012
The Tocqueville Opportunity Fund

Minerals Technologies, Inc.	2,000	-	(1,300)	700	$100	$8,394	$44,415	$36,532
					$100	$8,394	$44,415	$36,532

The Tocqueville Gold Fund

Atac Resources Ltd.	10,261,700	-	-	10,261,700	$-	$-	$28,143,687	$37,121,703
Blue Gold Mining, Inc.	4,000,000	-	-	4,000,000	-	-	3,479,406	3,845,969
Blue Gold Mining, Inc. Warrants	2,000,000	-	-	2,000,000	-	-	277,989	-
Corvus Gold, Inc.	2,079,901	-	-	2,079,901	-	-	1,493,496	1,617,492
East Asia Minerals Corp.	4,044,400	-	-	4,044,400	-	-	2,339,436	18,597,128
East Asia Minerals Corp.	-	6,500,000	-	6,500,000	-	-	3,684,651	3,195,988
East Asia Minerals Corp. Warrants	-	6,500,000	-	6,500,000	-	-	1,488,511	-
Gold Resource Corp.	3,642,297	29,700	-	3,671,997	549,965	-	96,683,681	36,211,230
International Tower Hill Mines Ltd.	2,493,136	2,745,700	-	5,238,836	-	-	28,027,773	19,598,960
International Tower Hill Mines Ltd.	5,666,667	-	-	5,666,667	-	-	30,630,633	33,656,021
Rockhaven Resources Ltd.	5,000,000	-	-	5,000,000	-	-	1,944,749	6,265,337
Scorpio Mining Corp.	26,190,819	-	-	26,190,819	-	-	56,681,019	24,959,758
Silver Range Resources Ltd.	3,450,000	-	-	3,450,000	-	-	4,576,144	-
Silver Range Resources Ltd. Warrants	1,725,000	-	-	1,725,000	-	-	825,770	-
Strategic Metals Ltd.	10,350,000	-	-	10,350,000	-	-	17,341,179	14,840,544
Trevali Mining Corp.	8,000,000	-	-	8,000,000	-	-	9,494,365	12,381,345
					$549,965	$-	$287,112,489	$212,291,475

The Delafield Fund

Albany International Corp. (a)	725,000	-	(25,000)	700,000	$91,000	$(140,520)	$16,814,000	$10,632,496
Checkpoint Systems, Inc.	2,150,000	100,000	-	2,250,000	-	-	23,670,000	37,607,006
Federal Signal Corp.	1,900,000	550,000	-	2,450,000	-	-	10,363,500	14,411,252
Ferro Corp.	2,400,000	100,000	-	2,500,000	-	-	16,900,000	18,803,606
LTX-Credence Corp.	2,000,000	-	-	2,000,000	-	-	13,340,000	14,502,829
Maidenform Brands, Inc.	-	775,000	-	775,000	-	-	15,500,000	14,143,044
Minerals Technologies, Inc.	420,000	-	(45,000)	375,000	21,000	(360,326)	23,793,750	20,019,520
TrueBlue, Inc.	1,475,000	25,000	-	1,500,000	-	-	24,765,000	20,240,042
					$112,000	$(500,846)	$145,146,250	$150,359,795

The Tocqueville Select Fund

Albany International Corp. (a)	119,500	-	-	119,500	$15,535	$-	$2,870,390	$1,901,613
Checkpoint Systems, Inc.	173,000	54,000	-	227,000	-	-	2,388,040	3,493,256
Ferro Corp.	-	270,000	-	270,000	-	-	1,825,200	1,785,627
Maidenform Brands, Inc.	100,400	60,000	-	160,400	-	-	3,208,000	3,362,679
Minerals Technologies, Inc.	40,000	-	-	40,000	2,000	-	2,538,000	2,353,692
					$17,535	$-	$12,829,630	$12,896,867

(a) Security is no longer an affiliated company at January 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Tocqueville Trust

By (Signature and Title)          /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date          3/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date         3/20/12

By (Signature and Title)*        /s/ John Cassidy
John Cassidy, Treasurer

Date          3/20/12

* Print the name and title of each signing officer under his or her signature.